Principal group companies	12 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Principal group companies

21. Principal group companies

The companies listed below include those which principally affect the profits and assets of the group. The operating companies listed below may carry on the business described in the countries listed in conjunction with their subsidiaries and other group companies.

	Country of incorporation	Country of operation	Percentage of equity owned(i)	Business description

Subsidiaries

Diageo Ireland	Republic of Ireland	Worldwide	100%	Production, marketing and distribution of premium drinks

Diageo Great Britain Limited	England	Great Britain	100%	Marketing and distribution of premium drinks

Diageo Scotland Limited	Scotland	Worldwide	100%	Production, marketing and distribution of premium drinks

Diageo Brands B.V.	Netherlands	Worldwide	100%	Marketing and distribution of premium drinks

Diageo North America, Inc.	United States	Worldwide	100%	Production, importing, marketing and distribution of premium drinks

United Spirits Limited(ii)	India	India	54.78%	Production, importing, marketing and distribution of premium drinks

Diageo Capital plc(iii)	Scotland	United Kingdom	100%	Financing company for the group

Diageo Finance plc(iii)	England	United Kingdom	100%	Financing company for the group

Diageo Investment Corporation	United States	United States	100%	Financing company for the US group

Mey İçki Sanayi ve Ticaret A.Ş.	Turkey	Turkey	100%	Production, marketing and distribution of premium drinks

Associates

Moët Hennessy, SAS(iv)	France	France	34%	Production, marketing and distribution of premium drinks

(i)	All percentages, unless otherwise stated, are in respect of holdings of ordinary share capital and are equivalent to the percentages of voting rights held by the group.
(ii)	Percentage ownership excludes 2.38% owned by the USL Benefit Trust.
(iii)	Directly owned by Diageo plc.
(iv)	French limited liability company.

(1)	Diageo Finance B.V. (Netherlands) is a wholly owned finance subsidiary of the group. As at 30 June 2018, there were no outstanding securities issued by Diageo Finance B.V.